AJL PEPS TRUST

ANNUAL REPORT
DECEMBER 31, 1996

TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                                                                PAGE
                                                                                                                -----
Summary Information........................................................................................           1

Independent Auditors' Report...............................................................................           2

Financial Statements:

  Statement of Assets and Liabilities as of December 31, 1996..............................................           3

  Schedule of Investments as of December 31, 1996..........................................................           4

  Statement of Operations for the Year Ended December 31, 1996.............................................           5

  Statements of Changes in Net Assets for the Year Ended December 31, 1996 and the Period November 9, 1995
    (Commencement of Operations) to December 31, 1995......................................................           6

  Notes to Financial Statements............................................................................           7

  Financial Highlights for the Year Ended December 31, 1996 and the Period November 9, 1995 (Commencement
    of Operations) to December 31, 1995....................................................................          10

SUMMARY INFORMATION
--------------------------------------------------------------------------------

    Each of the $1.44 Premium Exchangeable Participating Shares, or "PEPS," of the AJL PEPS Trust represents the right to receive an annual distribution of $1.44, and will be exchanged on February 15, 1999 for between 0.8475 and 1.25 American Depositary Shares ("ADS") of Amway Japan Limited (the "Company"). Each ADS represents one-half of one share of common stock of the Company. The annual distribution of $1.44 per PEPS is payable quarterly on each February 15, May 15, August 15 and November 15, through February 15, 1999. The PEPS are not subject to redemption.

    The Trust was established to purchase and hold a portfolio of stripped U.S. Treasury securities maturing on a quarterly basis through February 15, 1999, and forward purchase contracts with two shareholders of the Company (the "Sellers"). The Trustees of the Trust do not have the power to vary the investments held by the Trust. The Trust's investment objective is to provide each holder of PEPS with a quarterly distribution of $0.36 per PEPS and, on February 15, 1999, a number of ADS (or, at the option of the holder, the equivalent number of shares of common stock of the Company) per PEPS computed as follows: if the Exchange Price per ADS is equal to or greater than $22.61, 0.8475 ADS per PEPS; if the Exchange Price per ADS is less than $22.61 but equal to or greater than $15.33, a number (or fractional number) of ADS per PEPS having a value (determined at the Exchange Price) equal to $19.16; and if the Exchange Price per ADS is less than $15.33, 1.25 ADS per PEPS, subject in each case to adjustment in certain events. Holders of PEPS will receive cash in lieu of fractional ADS or fractional shares of common stock of the Company. The "Exchange Price" per ADS means, with certain exceptions, the average of one-half the closing price of a share of the Company on its principal trading market (currently the Japanese over-the-counter market), divided by the noon buying rate in New York City for cable transfers in Japanese yen, for the 20 trading days immediately prior to, but not including, February 15, 1999.

INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

To the Trustees and Shareholders

    We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of AJL PEPS Trust (the "Trust") as of December 31, 1996, the related statements of operations for the year then ended, and changes in net assets and the financial highlights for the year then ended and for the period November 9, 1995 (commencement of operations) to December 31, 1995. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at December 31, 1996 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of AJL PEPS Trust at December 31, 1996, the results of its operations, the changes in its net assets, and its financial highlights for the above-stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP
New York, New York
March 5, 1997

AJL PEPS TRUST
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1996
--------------------------------------------------------------------------------

ASSETS:
  Investments, at value (amortized cost $271,802,647)--Notes 2, 4 and 8.......  $257,887,804
  Cash........................................................................      270,595
  Deferred organizational costs, net of accumulated amortization of
    $4,257--Note 2............................................................        7,743
                                                                                -----------
    Total Assets..............................................................  258,166,142

LIABILITIES--Accounts payable and accrued expenses............................      270,566
                                                                                -----------
NET ASSETS....................................................................  $257,895,576
                                                                                -----------
                                                                                -----------
COMPOSITION OF NET ASSETS:
Premium Exchangeable Participating Shares, no par value; 15,663,002 shares issued and outstanding--Note 9..............................................  $268,925,206
Unrealized depreciation of investments........................................  (13,914,843)
Undistributed net investment income...........................................    2,885,213
                                                                                -----------
NET ASSETS....................................................................  $257,895,576
                                                                                -----------
                                                                                -----------
NET ASSET VALUE PER PEPS......................................................  $     16.47
                                                                                -----------
                                                                                -----------

See accompanying notes to financial statements.

AJL PEPS TRUST
SCHEDULE OF INVESTMENTS
DECEMBER 31, 1996
--------------------------------------------------------------------------------

                                                             PAR       MATURITY       MARKET        AMORTIZED
                SECURITIES DESCRIPTION                      VALUE        DATE         VALUE            COST
------------------------------------------------------  -------------  ---------  --------------  --------------
UNITED STATES GOVERNMENT SECURITIES:
  United States Treasury Strips.......................  $   5,639,000    2/15/97  $    5,603,982  $    5,602,478
  United States Treasury Strips.......................      5,639,000    5/15/97       5,530,393       5,530,917
  United States Treasury Strips.......................      5,639,000    8/15/97       5,453,759       5,458,276
  United States Treasury Strips.......................      5,639,000   11/15/97       5,373,629       5,386,369
  United States Treasury Strips.......................      5,639,000    2/15/98       5,297,389       5,314,022
  United States Treasury Strips.......................      5,639,000    5/15/98       5,219,064       5,244,643
  United States Treasury Strips.......................      5,639,000    8/15/98       5,137,073       5,173,246
  United States Treasury Strips.......................      5,639,000   11/15/98       5,064,273       5,102,689
  United States Treasury Strips.......................      5,639,000    2/15/99       4,984,650       5,030,599
                                                        -------------             --------------  --------------
                                                        $  50,751,000                 47,664,212      47,843,239
                                                        -------------             --------------  --------------
                                                        -------------             --------------  --------------
FORWARD PURCHASE CONTRACTS:
  GRIT/AJL PEPS Trust Purchase Agreement..............                   2/15/99     105,111,796     111,979,704
  JVA/AJL PEPS Trust Purchase Agreement...............                   2/15/99     105,111,796     111,979,704
                                                                                  --------------  --------------
                                                                                     210,223,592     223,959,408
                                                                                  --------------  --------------
    Total.............................................                            $  257,887,804  $  271,802,647
                                                                                  --------------  --------------
                                                                                  --------------  --------------

See accompanying notes to financial statements.

AJL PEPS TRUST
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1996
--------------------------------------------------------------------------------

ACCRETION OF ORIGINAL ISSUE DISCOUNT................................             $ 3,318,592

EXPENSES:
  Administrative fees and expenses..................................  $   8,790
  Legal fees........................................................     32,308
  Accounting fees...................................................     42,753
  Insurance expense.................................................     47,116
  Trustees fees.....................................................     11,076
  Amortization of deferred organizational costs.....................      3,734
  Other expenses....................................................     11,196
                                                                      ---------
    Total fees and expenses.........................................    156,973

EXPENSE REIMBURSEMENT (Note 7)......................................   (153,239)
                                                                      ---------
TOTAL EXPENSES--Net.................................................                   3,734
                                                                                 -----------
NET INVESTMENT INCOME...............................................               3,314,858

NET CHANGE IN UNREALIZED DEPRECIATION OF INVESTMENTS................             (28,627,444)
                                                                                 -----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS................             $(25,312,586)
                                                                                 -----------
                                                                                 -----------

                See accompanying notes to financial statements.

AJL PEPS TRUST
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                    PERIOD FROM
                                                                                                    NOVEMBER 9,
                                                                                                       1995
                                                                                                   (COMMENCEMENT
                                                                                                  OF OPERATIONS)
                                                                                    YEAR ENDED          TO
                                                                                   DECEMBER 31,    DECEMBER 31,
                                                                                       1996            1995
                                                                                  --------------  ---------------
OPERATIONS:
  Net investment income.........................................................  $    3,314,858   $     296,692
  Unrealized appreciation (depreciation) of investments.........................     (28,627,444)     14,712,601
                                                                                  --------------  ---------------
    Net increase (decrease) in net assets from operations.......................     (25,312,586)     15,009,293
                                                                                  --------------  ---------------
DISTRIBUTIONS:
  Net investment income.........................................................        (726,337)       --
  Return of capital.............................................................     (21,516,663)       --
                                                                                  --------------  ---------------
    Net decrease in net assets from distributions...............................     (22,243,000)       --
                                                                                  --------------  ---------------
INCREASE IN NET ASSETS FROM CAPITAL SHARES TRANSACTION:
  Gross proceeds from the sale of Premium Exchangeable Participating Shares.....        --           300,000,000
  Less:
    Selling commissions.........................................................        --            (9,003,131)
    Offering expenses...........................................................        --              (655,000)
                                                                                  --------------  ---------------
      Net increase in net assets from capital shares transactions...............        --           290,341,869
                                                                                  --------------  ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS FOR THE PERIOD..........................     (47,555,586)    305,351,162

NET ASSETS, BEGINNING OF PERIOD.................................................     305,451,162         100,000
                                                                                  --------------  ---------------
NET ASSETS, END OF PERIOD.......................................................  $  257,895,576   $ 305,451,162
                                                                                  --------------  ---------------
                                                                                  --------------  ---------------

See accompanying notes to financial statements.

AJL PEPS TRUST
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

    The Trust's financial highlights are presented below. The per share operating performance data is designed to allow investors to trace the operating performance, on a per share basis, from the Trust's beginning net asset value to the ending net asset value so that they can understand what effect the individual items have on their investment assuming it was held throughout the period. Generally, the per share amounts are derived by converting the actual dollar amounts incurred for each item as disclosed in the financial statements to their equivalent per share amounts.

    The total return based on market value measures the Trust's performance assuming investors purchased shares at market value as of the beginning of the period, reinvested dividends and other distributions at market value, and then sold their shares at the market value per share on the last day of the period. The total return computations do not reflect any sales charges investors may incur in purchasing or selling shares of the Trust. The total return for period of less than one year is not annualized.

    The ratio of expenses and net investment income to average net assets is expressed with and without the application of the expense reimbursement waiver. Average net assets for 1996 are calculated taking the average of the monthly net assets for the year. Average net assets for 1995 were calculated taking the average of the net assets on the seed audit date (November 9, 1995) and the net assets as of December 31, 1995.

                                                                                                    NOVEMBER 9,
                                                                                                       1995
                                                                                                   (COMMENCEMENT
                                                                                     YEAR ENDED   OF OPERATIONS)
                                                                                    DECEMBER 31,  TO DECEMBER 31,
                                                                                        1996           1995
                                                                                    ------------  ---------------
Investment income.................................................................   $      .21     $       .02
Expenses..........................................................................          .00             .00
                                                                                    ------------  ---------------
Investment income--Net............................................................          .21             .02
Adjustments to capital (offering expenses)........................................       --                (.04)
Distribution from income..........................................................         (.05)
Return of capital.................................................................        (1.37)
Unrealized gain on investments....................................................        (1.82)            .94
                                                                                    ------------  ---------------
Net increase in net asset value...................................................        (3.03)            .92
Beginning net asset value.........................................................        19.50           18.58
                                                                                    ------------  ---------------
Ending net asset value............................................................   $    16.47     $     19.50
                                                                                    ------------  ---------------
                                                                                    ------------  ---------------
Ending market value...............................................................   $    16.38     $     19.50
                                                                                    ------------  ---------------
                                                                                    ------------  ---------------
Total investment return based on market value.....................................        (9.95)%          4.95%
Ratio of expenses to average net assets:
  Before waiver...................................................................          .05%            .10%
  After waiver....................................................................          .00%            .00%
Ratio of net investments income to average net assets:
  Before waiver...................................................................         1.01%            .09%
  After waiver....................................................................         1.06%            .19%
  Net assets, end of period (in thousands)........................................  $   257,896   $     305,451

AJL PEPS TRUST
NOTES TO THE FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION

      AJL PEPS Trust ("Trust") was established on August 17, 1995 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940 (the "Act"). In November 1995, the Trust sold Premium Exchangeable Participating Shares ("PEPS") to the public pursuant to a Registration Statement on Form N-2 under the Securities Act of 1933 and the Act. The Trust used the proceeds to purchase a portfolio comprised of stripped U.S. Treasury securities and to acquire two forward purchase contracts for American Depository Shares ("ADS") representing shares of common stock of Amway Japan Limited ("AJL"), a Japanese corporation, from two existing shareholders of AJL. Each ADS represents one-half of one share of common stock. The ADSs are deliverable pursuant to the contracts on February 15, 1999 and the Trust will thereafter terminate.

     Pursuant to the Administration Agreement between the Trust and The Bank of New York (the "Administrator"), the Trustees have delegated to the Administrator the administrative duties with respect to the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of the significant accounting policies followed by the Trust, which are in conformity with generally accepted accounting principles:

     VALUATION OF INVESTMENTS--The U.S. Treasury Strips are valued at the mean of the bid and ask price at the close of the period. Amortized cost is calculated using the effective interest method. The forward purchase contracts are valued at the mean of the bid prices received by the Trust at the end of each period from three independent broker-dealer firms unaffiliated with the Trust who are in the business of making bids on financial instruments similar to the contracts and with terms comparable thereto.

     INVESTMENT TRANSACTIONS--Securities transactions are accounted for as of the date the securities are purchased and sold (trade date). Interest income is recorded as earned and consists of accrual of discount. Unrealized gains and losses are accounted for on the specific identification method.

     USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles required management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     ORGANIZATIONAL EXPENSES--Organizational expenses of $12,000 are being amortized on a straight-line basis over the life of the Trust beginning at the commencement of operations of the Trust.

3. DISTRIBUTIONS

      PEPS holders are entitled to receive distributions from the maturity of U.S. Treasury Strips of $1.44 per annum or $0.36 per quarter (except for the first distribution on February 15, 1996 which was $0.34). Distributions are payable quarterly and commenced on February 15, 1996.

4. PURCHASES AND SALES ON INVESTMENTS

      Maturities of U.S. Treasury Strips totaled $22,243,000 for the year ended December 31, 1996; there were no purchases or sales of U.S. Treasury Strips investments or forward purchase contracts during the period.

5. TRUSTEES FEES

      Each of the three Trustees were paid a one-time, up front fee of $10,800 for their services during the life of the Trust. In addition, the Managing Trustee was paid an additional one-time, up front fee of $3,600 for serving in such capacity. The total fees paid to the Trustees of $36,000 is being accrued over the life of the Trust. As of December 31, 1996, the Trust had accrued $12,461 of such fees.

6. INCOME TAXES

      The Trust is not an association taxable as a corporation for Federal income tax purposes; accordingly, no provision is required for such taxes.

     As of December 31, 1996, unrealized depreciation of investments, based on amortized cost for Federal income tax purposes, aggregated $13,914,843, consisting of gross unrealized appreciation of $1,504 and gross unrealized depreciation of $13,916,347. The amortized cost of investment securities for Federal income tax purposes was $271,802,647 at December 31, 1996.

7. EXPENSES

      The estimated expenses to be incurred by the Trust in connection with the offering of the PEPS and its ongoing operations is $1,261,471. Of this amount, $667,000 represents offering expenses ($655,000) and organizational expenses ($12,000) incurred by the Trust. The offering and organizational expenses are being paid from the proceeds received from the offering of the PEPS. At December 31, 1996, the Trust had paid $396,434 relating to such expenses. The remaining amount of $594,471 represents a prepayment of estimated administrative and other operating expenses. Such amount was paid to the Administrator by the sponsor of the Trust. Expenses incurred in excess of this amount will be paid by the sponsor or, if not, by the Trust.

     Cash received by the Administrator from the sponsor of $594,471 for the payment of administrative and related operating expenses of the Trust has not been included in the Trust's financial statements since the amount does not represent Trust property. At December 31, 1996, $261,306 had been paid by the Administrator for current and prepaid administrative related operating expenses. All administrative and related operating expenses incurred by the Trust are reflected in the Trust's financial statements net of amounts reimbursed.

8. FORWARD PURCHASE CONTRACTS

      On November 15, 1995, the Trust entered into two forward purchase contracts with two principal shareholders of AJL (the "Sellers") and paid to the Sellers $223,959,408 in connection therewith. Pursuant to such contracts, the Sellers are obligated to deliver to the Trust a specified number of ADSs on February 15, 1999 (the "Exchange Date) so as to permit the holders of the PEPS to exchange on the Exchange Date each of their PEPS for between 0.8475 and 1.25 ADSs. See the Trust's original prospectus dated November 15, 1995 for the formula upon which such exchange will be determined.

     The forward purchase contracts held by the Trust at December 31, 1996 are as follows:

                                                      EXCHANGE       COST OF                       UNREALIZED
                 FORWARD CONTRACTS                      DATE         CONTRACT     CONTRACT VALUE  DEPRECIATION
---------------------------------------------------  -----------  --------------  --------------  -------------
Jay Van Andel Trust................................     2/15/99   $   11,979,704  $  105,111,796  $   6,867,908
HDV GRIT Holdings, Inc.............................     2/15/99       11,979,704     105,111,796      6,867,908
                                                                  --------------  --------------  -------------
                                                                  $  223,959,408  $  210,223,592  $  13,735,816
                                                                  --------------  --------------  -------------
                                                                  --------------  --------------  -------------

     The Sellers' obligations under the forward purchase contracts are collateralized by ADSs which are being held in the custody of the Trust's custodian, The Bank of New York. At December 31, 1996, the custodian held 19,578,756 ADSs with an aggregate value of $325,496,819.

9. CAPITAL SHARE TRANSACTIONS

      On November 8, 1995, two PEPS were sold to two of the underwriters of the PEPS for $100,000 ($50,000 per PEPS). As a result of a stock split effected immediately prior to the public offering of the PEPS, these two PEPS were converted into 5,382 PEPS. During the period ended December 31, 1995, the Trust sold 15,657,620 PEPS to the public and received net proceeds of $290,996,869 ($300,000,000 net of sales commission of $9,003,131). There were no sales of PEPS in 1996. As of December 31, 1996 and 1995, there were 15,663,002 PEPS issued and outstanding with an aggregate cost, net of sales commission, offering costs and return of capital, of $268,925,206 and $290,441,869, respectively.

TRUSTEES
Donald J. Puglisi, Managing Trustee
William R. Latham III
James B O'Neill

ADMINISTRATOR, CUSTODIAN, TRANSFER AGENT
AND PAYING AGENT
The Bank of New York
Corporate Trust Trustee Administration
101 Barclay Street
New York, New York 10286